Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2018
Income Taxes
Net increase in valuation allowance	$ 1,901,622	$ 3,146,272
Valuation allowance	11,232,951	9,363,348
Unrecognized tax benefits that would impact effective tax rate	129,082	$ 83,765
Unrecognized tax benefits, Interest on income taxes accrued	0
Unrecognized tax benefits, Income tax penalties accrued	0
Unrecognized tax benefits, Income tax penalties and interest accrued	0
Federal
Income Taxes
Operating loss carryovers	19,127,170		$ 18,553,119
Operating loss carryforwards subject to expire	574,051
State
Income Taxes
Operating loss carryovers	3,743,893		$ 3,169,842
Operating loss carryforwards subject to expire	574,051
Foreign
Income Taxes
Operating loss carryovers	11,859,008
Operating loss carryforwards subject to expire	$ 975,242